PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 108,725	$ 105,168
Additions	8,061	15,064
Disposals	(993)	(165)
Impairments	(4,090)	0
Depreciation provided during the year	(10,700)	(10,704)
Exchange realignment	(1,715)	(638)
Transfers	0	0
Property, plant and equipment, ending balance	99,288	108,725
Impairment loss recognised in profit or loss, right-of-use assets	333	0
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	143,727	130,377
Property, plant and equipment, ending balance	142,943	143,727
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(35,002)	(25,209)
Property, plant and equipment, ending balance	(43,655)	(35,002)
Freehold land
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,889	2,889
Additions	0	0
Disposals	0	0
Impairments	0
Depreciation provided during the year	0	0
Exchange realignment	0	0
Transfers	0	0
Property, plant and equipment, ending balance	2,889	2,889
Freehold land | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Freehold land | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Buildings
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	61,700	42,727
Additions	490	238
Disposals	0	0
Impairments	0
Depreciation provided during the year	(1,851)	(1,493)
Exchange realignment	(777)	(116)
Transfers	308	20,344
Property, plant and equipment, ending balance	59,870	61,700
Buildings | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	65,540	45,075
Property, plant and equipment, ending balance	65,541	65,540
Buildings | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(3,840)	(2,348)
Property, plant and equipment, ending balance	(5,671)	(3,840)
Leasehold improvement
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	14,791	16,167
Additions	0	156
Disposals	(805)	(87)
Impairments	(484)
Depreciation provided during the year	(2,446)	(2,603)
Exchange realignment	(384)	(91)
Transfers	494	1,249
Property, plant and equipment, ending balance	11,166	14,791
Leasehold improvement | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	23,117	21,974
Property, plant and equipment, ending balance	21,282	23,117
Leasehold improvement | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(8,326)	(5,807)
Property, plant and equipment, ending balance	(10,116)	(8,326)
Other
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	25,233	27,770
Additions	921	48
Disposals	(179)	(77)
Impairments	(3,606)
Depreciation provided during the year	(5,837)	(6,033)
Exchange realignment	(445)	(253)
Transfers	4,040	3,778
Property, plant and equipment, ending balance	20,127	25,233
Other | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	45,480	42,576
Property, plant and equipment, ending balance	44,924	45,480
Other | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(20,247)	(14,806)
Property, plant and equipment, ending balance	(24,797)	(20,247)
Other
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,073	1,431
Additions	144	6
Disposals	(9)	(1)
Impairments	0
Depreciation provided during the year	(566)	(575)
Exchange realignment	(45)	(5)
Transfers	241	217
Property, plant and equipment, ending balance	838	1,073
Other | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	3,662	3,679
Property, plant and equipment, ending balance	3,909	3,662
Other | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,589)	(2,248)
Property, plant and equipment, ending balance	(3,071)	(2,589)
Construction in progress
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	3,039	14,184
Additions	6,506	14,616
Disposals	0	0
Impairments	0
Depreciation provided during the year	0	0
Exchange realignment	(64)	(173)
Transfers	(5,083)	(25,588)
Property, plant and equipment, ending balance	4,398	3,039
Construction in progress | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	3,039	14,184
Property, plant and equipment, ending balance	4,398	3,039
Construction in progress | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	$ 0	$ 0